Gross Amount and Accumulated Impairment Loss of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Gross amount	$ 520,569	$ 357,723
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	518,344	355,498	320,399
North America Services
Goodwill [Line Items]
Gross amount	70,614	70,614
Goodwill, net	70,614	70,614	70,614
International Services
Goodwill [Line Items]
Gross amount	34,125	33,369
Goodwill, net	34,125	33,369	33,188
Merchant Services
Goodwill [Line Items]
Gross amount	415,830	253,740
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	$ 413,605	$ 251,515	$ 216,597